Significant Accounting Policies (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
USD ($) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange to foreign rates	₪ 3,748	₪ 3,467
EURO (EUR) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange to foreign rates	4,219	4,153
Indian Rupee (INR) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange to foreign rates	₪ 53.8	₪ 54.4